Consolidated Balance Sheets - EUR (€) € in Millions		Dec. 31, 2020	Dec. 31, 2019
Assets
Cash and cash equivalents		€ 6,049.4	€ 3,532.3
Short-term investments		1,302.2	1,185.8
Accounts receivable, net		1,310.3	1,786.8
Finance receivables, net		1,710.5	564.5
Current tax assets		67.3	178.7
Contract assets		119.2	231.0
Inventories, net		4,569.4	3,809.2
Other assets	[1]	801.7	842.8
Total current assets		15,930.0	12,131.1
Finance receivables, net		400.5	421.1
Deferred tax assets		671.5	445.3
Other assets	[2]	951.5	830.4
Equity method investments		820.7	833.0
Goodwill		4,629.1	4,541.1
Other intangible assets, net		1,048.9	1,104.4
Property, plant and equipment, net		2,470.3	1,999.3
Right-of-use assets - Operating		180.1	205.4
Right-of-use assets - Finance	[3]	164.8	118.5
Total non-current assets		11,337.4	10,498.5
Total assets		27,267.4	22,629.6
Liabilities and shareholders’ equity
Accounts payable	[4]	1,377.9	1,062.2
Accrued and other liabilities		1,146.0	1,039.9
Current tax liabilities		110.0	65.6
Current portion of long-term debt		15.4	0.0
Contract liabilities		3,954.2	2,526.4
Total current liabilities		6,603.5	4,694.1
Long-term debt		4,662.8	3,108.3
Deferred and other income tax liabilities		238.3	234.4
Contract liabilities		1,639.9	1,759.6
Accrued and other liabilities		257.5	241.0
Total non-current liabilities		6,798.5	5,343.3
Total liabilities		13,402.0	10,037.4
Issued and outstanding shares		37.6	38.2
Share premium		3,780.1	3,772.0
Treasury shares at cost		(863.2)	(1,019.6)
Retained earnings		10,731.5	9,523.8
Accumulated other comprehensive income		179.4	277.8
Total shareholders’ equity		13,865.4	12,592.2
Total liabilities and shareholders’ equity		€ 27,267.4	€ 22,629.6

[1]	Other assets - current includes amounts with related parties of €265.8 million and €215.2 million at December 31, 2020 and 2019, respectively.
[2]	Other assets - non-current includes amounts with related parties of €668.0 million and €585.3 million at December 31, 2020 and 2019, respectively.
[3]	Right-of-use assets - Finance includes amounts with related parties of €149.9 million and €107.6 million at December 31, 2020 and 2019, respectively.
[4]	Accounts Payable includes amounts with related parties of €110.9 million and €127.4 million at December 31, 2020 and 2019, respectively.